Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment reporting
Summary of financial information of segment

	For the year ended December 31, 2024
						Other and
					Sergio	holding	Eliminations	Group
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Rossi	companies	and Unallocated	Consolidated
Segment results
Sales outside the Group	82,720	87,891	36,746	79,267	41,297	689	—	328,610
Intra-Group sales	—	—	361	—	613	9,926	(10,900)	—
Total revenue	82,720	87,891	37,107	79,267	41,910	10,615	(10,900)	328,610
Cost of sales	(34,280)	(36,896)	(26,479)	(24,816)	(24,043)	(820)	1,487	(145,847)
Gross profit	48,440	50,995	10,628	54,451	17,867	9,795	(9,413)	182,763
Loss from operations before non-underlying items								(166,639)
Non-underlying items								10,243
Finance cost – net								(29,821)
Loss before income tax								(186,217)
Income tax benefits								(3,078)
Loss for the year								(189,295)
Other segment information
Depreciation and amortization	17,822	12,644	1,193	10,065	4,747	71	—	46,542
Of which: Right-of-use assets	12,242	10,769	675	7,890	3,020	—	—	34,596
Other	5,580	1,875	518	2,175	1,727	71	—	11,946
Provisions and impairment losses	(4,085)	6,476	(92)	(310)	1,951	30,995	—	34,935

	For the year ended December 31, 2023
						Other and
					Sergio	holding	Eliminations	Group
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Rossi	companies	and Unallocated	Consolidated
Segment results
Sales outside the Group	111,725	126,280	39,202	90,398	58,186	387	—	426,178
Intra-Group sales	15	—	809	—	1,332	10,158	(12,314)	—
Total revenue	111,740	126,280	40,011	90,398	59,518	10,545	(12,314)	426,178
Cost of sales	(47,193)	(42,941)	(28,660)	(33,024)	(29,083)	(414)	6,079	(175,236)
Gross profit	64,547	83,339	11,351	57,374	30,435	10,131	(6,235)	250,942
Loss from operations before non-underlying items								(118,557)
Non-underlying items								(3,858)
Finance cost – net								(20,431)
Loss before income tax								(142,846)
Income tax expenses								(3,407)
Loss for the year								(146,253)
Other segment information
Depreciation and amortization	15,115	14,190	1,152	10,071	6,254	164	—	46,946
Of which: Right-of-use assets	9,714	11,979	665	7,193	3,449	—	—	33,000
Other	5,401	2,211	487	2,878	2,805	164	—	13,946
Provisions and impairment losses	(6,309)	7,611	344	1,492	1,077	(4,136)	—	79

	For the year ended December 31, 2022
						Other and
					Sergio	holding	Eliminations	Group
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Rossi	companies	and Unallocated	Consolidated
Segment results
Sales outside the Group	119,772	125,514	29,696	85,884	61,172	274	—	422,312
Intra-Group sales	75	—	1,123	—	757	10,673	(12,628)	—
Total revenue	119,847	125,514	30,819	85,884	61,929	10,947	(12,628)	422,312
Cost of sales	(59,334)	(39,286)	(23,672)	(33,242)	(30,881)	(101)	2,148	(184,368)
Gross profit	60,513	86,228	7,147	52,642	31,048	10,846	(10,480)	237,944
Loss from operations before non-underlying items								(142,267)
Non-underlying items								(83,057)
Finance cost – net								(14,556)
Loss before income tax								(239,880)
Income tax benefits								129
Loss for the year								(239,751)
Other segment information
Depreciation and amortization	11,734	15,671	1,045	11,060	6,082	218	—	45,810
Of which: Right-of-use assets	7,415	12,357	664	8,111	4,091	—	—	32,638
Other	4,319	3,314	381	2,949	1,991	218	—	13,172
Provisions and impairment losses	7,709	5,127	(442)	3,257	1,103	(25)	—	16,729

Summary of non-current assets by geography

	At December 31,
(Euro thousands)	2024	2023
EMEA (1)	255,836	303,768
North America (2)	125,662	99,232
Greater China (3)	53,187	53,337
Other Asia (4)	2,837	11,549
Total non-current assets (other than deferred tax assets)	437,522	467,886
(1)	EMEA includes EU countries, the United Kingdom, Switzerland, the countries of the Balkan Peninsula, Eastern Europe, Scandinavian, Azerbaijan, Kazakhstan and the Middle East.
(2)	North America includes the United States of America and Canada.
(3)	Greater China includes Mainland China, Hong Kong, Macao and Taiwan.
(4)	Other Asia includes Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.